Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of (Provision for) Benefit from Income Taxes
The components of the provision for income taxes are as follows:

Year ended December 31	2017[1]	2018[1]	2019
(in millions)	€	€	€

Netherlands	2,076.6	2,602.0	2,441.2
Foreign	312.8	335.0	324.6
Income before taxes	2,389.4	2,937.0	2,765.8

Provision for income taxes current	(349.3)	(433.5)	(305.5)
Provision for income taxes deferred	61.9	9.7	74.8
Provision for income taxes Netherlands	(287.4)	(423.8)	(230.7)

Provision for income taxes current	(35.3)	(210.1)	(118.4)
Provision for income taxes deferred	16.6	282.3	157.4
Provision for income taxes Foreign	(18.7)	72.2	39.0

Total provision for income taxes current	(384.5)	(643.5)	(423.9)
Total provision for income taxes deferred	78.5	291.9	232.2
Provision for income taxes	(306.0)	(351.6)	(191.7)

1.
In 2017 and 2018, Provision for income taxes deferred included the tax expense related to changes in the uncertain tax positions, which has been corrected into Provision for income taxes current. The impact is a reclassification for 2018 of €57.0 million from Provision from income taxes deferred to Provision from income taxes current, which is split €50.4 million from Netherlands and €6.6 million from Foreign. The impact is a reclassification for 2017 of €17.5 million from Provision from income taxes deferred to Provision from income taxes current, which includes €6.3 million from Netherlands and €11.2 million from Foreign. The reclassification does not have an impact on the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income, Consolidated Balance Sheets, Consolidated Statements of Shareholders’ Equity or Consolidated Statements of Cash Flows.
Income taxes recognized directly in shareholders’ equity (including OCI) are as follows:

Income tax recognized in shareholders’ equity	2017	2018	2019
(in millions)	€	€	€
Current tax
OCI (financial instruments)	(2.3)	(1.4)	(1.0)
Tax benefit from share-based payments	—	—	—

Deferred tax
OCI (equity method investments)	—	(0.9)	(6.1)
Total income tax recognized in shareholders’ equity	(2.3)	(2.3)	(7.1)

Reconciliation Between (Provision for) Benefit from Income Taxes
The reconciliation of the provision for income taxes is as follows:

Year ended December 31	2017		2018		2019
(in millions)	€	%[1]	€	%[1]	€	%[1]

Income before income taxes	2,389.4	100.0%	2,937.0	100.0%	2,765.8	100.0%
Income tax provision based on ASML’s domestic rate	(597.4)	25.0%	(734.3)	25.0%	(691.4)	25.0%
Effects of tax rates in foreign jurisdictions	21.0	(0.9)%	15.4	(0.5)%	5.0	(0.2)%
Adjustments in respect of tax exempt income	24.0	(1.0)%	6.2	(0.2)%	7.2	(0.3)%
Adjustments in respect of tax incentives	263.1	(11.0)%	311.8	(10.6)%	351.0	(12.7)%
Adjustments in respect of prior years’ current taxes	(38.3)	1.6%	(1.2)	—%	46.7	(1.7)%
Adjustments in respect of prior years’ deferred taxes	40.9	(1.7)%	3.3	(0.1)%	9.8	(0.4)%
Movements in the liability for unrecognized tax benefits	(17.4)	0.7%	(57.2)	1.9%	(16.9)	0.6%
Tax effects in respect to HMI restructuring	—	—%	115.3	(3.9)%	89.8	(3.2)%
Change in valuation allowance	(11.9)	0.5%	(28.5)	1.0%	7.6	(0.3)%
Equity method investments	—	—%	(14.5)	0.5%	(19.7)	0.7%
Other (credits) and non tax deductible items	10.0	(0.4)%	32.1	(1.1)%	19.2	(0.7)%
Provision for income taxes	(306.0)	12.8%	(351.6)	12.0%	(191.7)	6.9%

1.
As a percentage of income before income taxes.

Liability for Unrecognized Tax Benefits and Deferred Tax Position Recorded on Consolidated Balance Sheets	The liability for unrecognized tax benefits (including accrued interest and penalties) and total deferred tax position recorded on the Consolidated Balance Sheets is as follows:

As of December 31	2018	2019
(in millions)	€	€
Liability for unrecognized tax benefits	(208.7)	(227.1)
Deferred tax position	193.8	438.0
Deferred and other tax assets (liabilities)	(14.9)	210.9

Reconciliation of Beginning and Ending Balance of Liability for Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits (excluding interest and penalties) is as follows:

As of December 31	2018	2019
(in millions)	€	€

Balance, January 1	(113.9)	(140.4)
Gross increases – tax positions in prior period	(27.4)	(21.3)
Gross decreases – tax positions in prior period	10.3	2.2
Gross increases – tax positions in current period	(21.9)	(18.9)
Acquisitions through business combinations	—	—
Settlements	—	—
Lapse of statute of limitations	13.9	28.7
Effect of changes in exchange rates	(1.4)	(1.0)
Total liability for unrecognized tax benefits	(140.4)	(150.7)

Composition of Deferred Tax Assets and Liabilities Reconciled in Consolidated Balance Sheets
The composition of total deferred tax assets and liabilities reconciled to the classification in the Consolidated Balance Sheets is as follows:

Deferred taxes	January 1, 2019	Other	Consolidated Statements of Operations	Effect of changes in exchange rates	Income tax recognized in shareholders’ equity	December 31, 2019
(in millions)	€	€	€	€	€	€
Deferred tax assets:
Capitalized R&D expenditures	1.7	—	189.0	2.2	—	192.9
R&D & other credits	70.5	—	(11.1)	1.4	—	60.8
Inventories	52.9	—	(0.2)	(3.4)	—	49.3
Deferred revenue	150.3	—	(92.4)	(1.1)	—	56.8
Accrued and other liabilities	40.5	—	31.4	1.5	—	73.4
Installation and warranty reserve	13.3	—	(1.3)	0.3	—	12.3
Tax effect carry-forward losses	8.5	—	3.4	0.6	—	12.5
Property, plant and equipment	19.4	—	9.0	4.4	—	32.8
Lease liabilities	—	—	8.1	—	—	8.1
Intangible fixed assets	48.7	—	81.1	—	—	129.8
Restructuring and impairment	—	—	—	—	—	—
Alternative minimum tax credits	—	—	—	—	—	—
Share-based payments	7.7	—	0.6	0.2	—	8.5
Other temporary differences	21.7	—	(5.4)	(2.1)	6.1	20.3
Total deferred tax assets, gross	435.2	—	212.2	4.0	6.1	657.5
Valuation allowance [1]	(79.2)	—	7.6	(2.0)	—	(73.6)
Total deferred tax assets, net	356.0	—	219.8	2.0	6.1	583.9

Deferred tax liabilities:
Intangible fixed assets	(119.8)	—	17.9	(2.3)	—	(104.2)
Goodwill	—	—	(6.6)	—	—	(6.6)
Right-of-use assets	—	—	(8.1)	—	—	(8.1)
Property, plant and equipment	(25.7)	—	9.8	0.6	—	(15.3)
Deferred revenue	(0.1)	—	(13.0)	—	—	(13.1)
Borrowing costs long-term debt	(1.5)	—	—	—	—	(1.5)
Other temporary differences	(15.1)	7.4	12.4	(1.8)	—	2.9
Total deferred tax liabilities	(162.2)	7.4	12.4	(3.5)	—	(145.9)

Net deferred tax assets (liabilities)	193.8	7.4	232.2	(1.5)	6.1	438.0

Classified as:
Deferred tax assets – non-current	236.3					445.3
Deferred tax liabilities – non-current	(42.5)					(7.3)
Net deferred tax assets (liabilities)	193.8					438.0

1.	The valuation allowance disclosed above relates to R&D credits and Tax effect carry-forward losses that may not be realized.

Deferred taxes	January 1, 2018	Effects of changes in accounting principles	Consolidated Statements of Operations	Effect of changes in exchange rates	Income tax recognized in shareholders’ equity	December 31, 2018
(in millions)	€	€	€	€	€	€
Deferred tax assets:
Capitalized R&D expenditures	3.2	—	(1.6)	0.1	—	1.7
R&D & other credits	44.1	—	25.2	1.2	—	70.5
Inventories	46.5	—	4.6	1.8	—	52.9
Deferred revenue	21.0	—	128.7	0.6	—	150.3
Accrued and other liabilities	42.7	—	(4.4)	2.2	—	40.5
Installation and warranty reserve	11.1	—	1.6	0.6	—	13.3
Tax effect carry-forward losses	5.7	—	2.8	—	—	8.5
Property, plant and equipment	9.2	8.2	1.8	0.2	—	19.4
Intangible fixed assets	—	51.7	(3.0)	—	—	48.7
Restructuring and impairment	—	—	—	—	—	—
Alternative minimum tax credits	4.5	—	(4.5)	—	—	—
Share-based payments	7.7	—	(0.3)	0.3	—	7.7
Other temporary differences	20.1	2.6	(2.3)	0.4	0.9	21.7
Total deferred tax assets, gross	215.8	62.5	148.6	7.4	0.9	435.2
Valuation allowance [1]	(49.5)	—	(28.5)	(1.2)	—	(79.2)
Total deferred tax assets, net	166.3	62.5	120.1	6.2	0.9	356.0

Deferred tax liabilities:
Intangible fixed assets	(265.1)	—	149.7	(4.4)	—	(119.8)
Property, plant and equipment	(37.9)	—	13.3	(1.1)	—	(25.7)
Deferred revenue	(13.2)	—	13.1	—	—	(0.1)
Borrowing costs	(1.7)	—	0.2	—	—	(1.5)
Other temporary differences	(9.0)	—	(4.5)	(1.6)	—	(15.1)
Total deferred tax liabilities	(326.9)	—	171.8	(7.1)	—	(162.2)

Net deferred tax assets (liabilities)	(160.6)	62.5	291.9	(0.9)	0.9	193.8

Classified as:
Deferred tax assets – non-current	31.7					236.3
Deferred tax liabilities – non-current	(192.3)					(42.5)
Net deferred tax assets (liabilities)	(160.6)					193.8

1.
The valuation allowance disclosed above relates to R&D credits and Tax effect carry-forward losses that may not be realized.